Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000116046 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bahl & Gaynor Income Growth Fund (Class I/AFNIX)
Average Annual Return, Percent		11.04%	11.75%	10.04%
C000116045 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bahl & Gaynor Income Growth Fund (Class C/AFYCX)
Average Annual Return, Percent	[1]	8.95%	10.64%	8.95%
C000116044 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bahl & Gaynor Income Growth Fund (Class A/AFNAX)
Average Annual Return, Percent	[2]	4.68%	10.22%	9.16%
Without Sales Load [Member] | C000116045 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bahl & Gaynor Income Growth Fund (Class C/AFYCX) — excluding sales load
Average Annual Return, Percent		9.95%	10.64%	8.95%
Without Sales Load [Member] | C000116044 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bahl & Gaynor Income Growth Fund (Class A/AFNAX) — excluding sales load
Average Annual Return, Percent		10.79%	11.47%	9.78%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.16%	16.64%	13.65%

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.
[2]	Maximum sales charge (load) of 5.50% of offering price.